DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2022	$ 58,562
Debt obligation issuance, net of repayments	(2,590)
Non-cash changes in debt obligations
Debt from asset acquisitions	394
Assumed by purchaser	(88)
Amortization of deferred financing costs and (premium) discount	101
Foreign currency translation	552
Acquisition of Foreign Investments	10,674
Other	(37)
Jun. 30, 2023	$ 67,568